RESTRICTED CASH AND INVESTMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Restricted Cash and Investments [Abstract]
Schedule of restricted cash, escrow deposits and investments
The following presents the Company's various restricted cash, escrow deposits and investments:

(Amounts in 000’s)	March 31, 2017	December 31, 2016
Cash collateral	$283	$260
Replacement reserves	822	811
Escrow deposits	555	529
Total current portion	1,660	1,600

Restricted investments for other debt obligations and certificates of deposit	467	2,274
HUD and other replacement reserves	1,688	1,590
Total noncurrent portion	2,155	3,864
Total restricted cash and investments	$3,815	$5,464

The following presents the Company's various restricted cash, escrow deposits and investments:

	December 31,
Amounts in (000's)	2016	2015
Cash collateral and certificates of deposit	$260	$7,687
Replacement reserves	811	950
Escrow deposits	529	532
Total current portion	1,600	9,169

Restricted investments for debt obligations	2,274	2,264
HUD and other replacement reserves	1,590	1,294
Total noncurrent portion	3,864	3,558
Total restricted cash and investments	$5,464	$12,727